Stock-based compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
15.           Stock-based compensation

On November 1, 2010, the Company approved the Amended and Restated 2006 Stock Incentive Plan of SANUWAVE Health, Inc. effective as of January 1, 2010 (the “Stock Incentive Plan”).  The Stock Incentive Plan permits grants of awards to selected employees, directors and advisors of the Company in the form of restricted stock or options to purchase shares of common stock.  Options granted may include non-statutory options as well as qualified incentive stock options.  The Stock Incentive Plan is currently administered by the board of directors of the Company.  The Stock Incentive Plan gives broad powers to the board of directors of the Company to administer and interpret the particular form and conditions of each option.  The stock options granted under the Stock Incentive Plan are non-statutory options which generally vest over a period of up to four years and have a ten year term.  The options are granted at an exercise price determined by the board of directors of the Company to be the fair market value of the common stock on the date of the grant.  At December 31, 2012, the Stock Incentive Plan reserved 5,000,000 shares of common stock for grant. On February 21, 2013, the Stock Incentive Plan was amended to reserve a total of 8,500,000 shares of common stock for grant.

On February 21, 2013, the Company, by mutual agreement with all the active employees and directors of the Company, cancelled options granted to the active employees in the year ended December 31, 2011 and prior which totaled 1,113,644 shares of common stock at an average exercise price of $2.92.  In exchange for these options, the active employees and directors received new options to purchase 2,243,644 shares of common stock at an exercise price of $0.35 per share.  Using the Black-Scholes option pricing model, management has determined that the options at the grant date, net of the value of the cancelled options as of the date of cancellation, had an average fair value per share of $0.223 resulting in total compensation of $499,621.  Compensation cost will be recognized over the requisite service period.

On February 21, 2013, the Company granted two members of the Company’s Medical Advisory Board each options to purchase 50,000 shares of the Company’s common stock at an exercise price of $0.35 per share in place of an annual cash consulting fee.  Using the Black-Scholes option pricing model, management has determined that the options at the grant date had a fair value per share of $0.25 resulting in total compensation of $25,000.  Compensation cost will be recognized over the calendar year 2013.

15.           Stock-based compensation (continued)

On February 25, 2013, Joseph Chiarelli joined the Company to serve as the Chief Executive Officer and a director of the Company.  Mr. Chiarelli was granted options to purchase 2,250,000 shares of the Company’s common stock at an exercise price of $0.35 per share.  The options vest and become exercisable in five installments as follows: (i) 375,000 vested at grant; (ii) 375,000 vest upon the Company completing a financing resulting in gross proceeds to the Company of no less than $5,000,000 at a price per share of not less than $0.35; (iii) 375,000 upon the execution by the Company of a license or distribution agreement from which the Company is entitled to receive gross proceeds of no less than $1,000,000 and the Company has received payments of at least $250,000; (iv) 375,000 vest upon receipt by the Company of FDA approval for the use of dermaPACE; and (v) 750,000 vest in the event the Company achieves the milestones (i), (ii), (iii) and (iv) above during the initial two year term and the term is not extended by the Company.  Using the Black-Scholes option pricing model, management has determined that the options had an average fair value per share of $0.207 resulting in total compensation of $465,000.  Compensation cost will be recognized over the requisite service period.

On March 8, 2012, the Company granted two members of the Company’s Medical Advisory Board each options to purchase 50,000 shares of the Company’s common stock at an exercise price of $0.44 per share in place of an annual cash consulting fee.  Using the Black-Scholes option pricing model, management has determined that the options granted in March 2012 had a fair value per share of $0.27 resulting in total compensation of $27,250.  Compensation cost was recognized over the calendar year 2012.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model using the following weighted average assumptions for the three months ended March 31, 2013 and 2012:

	2013	2012
Weighted average expected life in years	4.3	5.2
Weighted average risk free interest rate	0.72%	0.95%
Weighted average volatility	150.0%	75.0%
Forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

The expected life of options granted represent the period of time that options granted are expected to be outstanding and are derived from the contractual terms of the options granted.  The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. Since there is a limited trading history for the Company’s common stock, the expected volatility is based on a combination of historical data from companies similar in size, value and trading history for the Company’s common stock. The amount of stock-based compensation expense recognized during a period is based on the portion of the awards that are ultimately expected to vest. Management estimates pre-vesting forfeitures at the time of grant and revises those estimates in subsequent periods if actual forfeitures differ from those estimates. Ultimately, the total expense recognized over the vesting period will equal the fair value of the awards that actually vest. The expected dividend yield is based on historical dividend experience, however, since inception the Company has not declared dividends.

The Company recognized as compensation cost for all outstanding stock options granted to employees, directors and advisors, $317,601 and $262,176 for the three months ended March 31, 2013 and 2012, respectively.

15.           Stock-based compensation (continued)

A summary of option activity as of March 31, 2013 and December 31, 2012, and the changes during the three months ended March 31, 2013, is presented as follows:

	Options	Weighted Average Exercise Price per share
Outstanding as of December 31, 2012	5,229,330	$2.25
Granted	4,593,644	$0.35
Exercised	-	$-
Cancelled	(1,113,644)	$2.92
Forfeited or expired	(105,000)	$2.93
Outstanding as of March 31, 2013	8,604,330	$1.14

Exercisable	4,733,572	$1.80

The weighted average remaining contractual term for outstanding and exercisable stock options was 7.5 years as of March 31, 2013, and 6.6 years as of December 31, 2012.

A summary of the Company’s nonvested options as of March 31, 2013 and December 31, 2012, and changes during the three months ended March 31, 2013, is presented as follows:

	Options	Weighted Average Exercise Price per share
Outstanding as of December 31, 2012	508,750	$0.66
Granted	4,593,644	$0.35
Vested	(1,180,386)	$0.41
Cancelled	(43,750)	$2.87
Forfeited or expired	(7,500)	$5.25
Outstanding as of March 31, 2013	3,870,758	$0.33

(15)         Stock-based compensation

On November 1, 2010, the Company approved the Amended and Restated 2006 Stock Incentive Plan of SANUWAVE Health, Inc. effective as of January 1, 2010 (the “Stock Incentive Plan”).  The Stock Incentive Plan permits grants of awards to selected employees, directors and advisors of the Company in the form of restricted stock or options to purchase shares of common stock.  Options granted may include non-statutory options as well as qualified incentive stock options.  The Stock Incentive Plan is currently administered by the board of directors of the Company.  The Stock Incentive Plan gives broad powers to the board of directors of the Company to administer and interpret the particular form and conditions of each option.  The stock options granted under the Stock Incentive Plan are non-statutory options which generally vest over a period of up to four years and have a ten year term.  The options are granted at an exercise price determined by the board of directors of the Company to be the fair market value of the common stock on the date of the grant.  At December 31, 2012, the Stock Incentive Plan reserved 5,000,000 shares of common stock for grant.  Subsequent to December 31, 2012, the Stock Incentive Plan was amended to reserve a total of 8,500,000 shares of common stock for grant.

As discussed in Note (6), on November 6, 2012, the Company entered into a Severance Agreement with Christopher M. Cashman in connection with his resignation as President and Chief Executive Officer, and a director of the Company.  Pursuant to the Severance Agreement, Mr. Cashman  received (a) a grant of 1,000,000 options to acquire shares of common stock at an exercise price of $0.21 per share with 600,000 of the options vested upon the execution of the Severance Agreement and the remaining 400,000 options vesting in increments of 100,000 upon events tied to the Company’s clinical trial plan for the dermaPACE device, or December 31, 2016, whichever occurs first, (b) a grant of 50,000 options to acquire shares of common stock at an exercise price of $0.21 per share as consideration for the provision of twelve months of advisory services and (c) the full vesting of all other outstanding and unvested options.  Using the Black-Scholes option pricing model, management has determined that the options granted in November 2012 had a fair value per share of $0.15 resulting in total compensation of $160,500. Compensation cost will be recognized over the requisite vesting period.

On March 8, 2012, the Company granted two members of the Company’s Medical Advisory Board each options to purchase 50,000 shares of the Company’s common stock at an exercise price of $0.44 per share in place of an annual cash consulting fee.  Using the Black-Scholes option pricing model, management has determined that the options granted in March 2012 had a fair value per share of $0.27 resulting in total compensation of $27,250.  Compensation cost was recognized over the calendar year 2012.

On November 16, 2011, the Company granted an employee options to purchase 25,000 shares of the Company’s common stock at an exercise price of $1.60 per share.  Using the Black-Scholes option pricing model, management has determined that the options granted in November 2011 had a fair value per share of $0.96 resulting in total compensation of $24,000.  Compensation cost will be recognized over the requisite service period.

On October 24, 2011, the Company granted 1,300,000 options to an employee at an exercise price of $1.98 per share.  Using the Black-Scholes option pricing model, management has determined that the options granted in October 2011 had a fair value per share of $1.15 resulting in total compensation of $1,496,563.  Compensation cost will be recognized over the requisite service period.

On September 28, 2011, the Company granted 25,000 options to a member of the board of directors at an exercise price of $2.85 per share.  On September 20, 2011, the Company granted 25,000 options to a member of the board of directors at an exercise price of $2.95 per share.  Using the Black-Scholes option pricing model, management has determined that the options granted in September 2011 had a weighted average fair value per share of $1.58 resulting in total compensation of $78,750.  The stock options were fully vested when granted and therefore the full compensation cost was recognized at grant date.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model using the following weighted average assumptions for the years ended December 31, 2012 and 2011:

	2012	2011
Weighted average expected life in years	5.2	5.8
Weighted average risk free interest rate	0.81%	1.32%
Weighted average volatility	97.83%	65.00%
Forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

Since there is a limited trading history for our common stock, the expected volatility is based on historical data from companies similar in size and value to us. The expected dividend yield is based on our historical dividend experience, however, since our inception, we have not declared dividends. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. The amount of stock-based compensation expense recognized during a period is based on the portion of the awards that are ultimately expected to vest. We estimate pre-vesting forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. Ultimately, the total expense recognized over the vesting period will equal the fair value of the awards that actually vest. The expected life of options granted represent the period of time that options granted are expected to be outstanding and are derived from the contractual terms of the options granted.

For the years ended December 31, 2012 and 2011, the Company recognized $1,391,316 and $1,118,813, respectively, as compensation cost related to options granted.  The remaining $87,184 of compensation cost will be recognized over the next three years as follows:

Years ending December 31,	Unrecognized Compensation Cost

2013	$78,260
2014	7,542
2015	1,382
Total	$87,184

A summary of option activity as of December 31, 2012 and 2011, and the changes during the years ended December 31, 2012 and 2011, is presented as follows:

	Options	Weighted Average Exercise Price per share
Outstanding as of December 31, 2010	2,992,796	$3.20
Granted	1,375,000	$2.00
Exercised	-	$-
Forfeited or expired	(2,250)	$3.14
Outstanding as of December 31, 2011	4,365,546	$2.82
Granted	1,150,000	$0.23
Exercised	-	$-
Forfeited or expired	(286,216)	$2.85
Outstanding as of December 31, 2012	5,229,330	$2.25

Exercisable	4,720,580	$2.42

The weighted average remaining contractual term for outstanding exercisable stock options is 6.6 years as of December 31, 2012 and 6.3 years as of December 31, 2011.

A summary of the Company’s nonvested options as of December 31, 2012 and 2011, and changes during the years ended December 31, 2012 and 2011, is presented as follows:

	Options	Weighted Average Exercise Price per share
Outstanding as of December 31, 2010	883,993	$4.69
Granted	1,375,000	$2.01
Vested	(943,084)	$3.85
Forfeited or expired	(1,187)	$3.62
Outstanding as of December 31, 2011	1,314,722	$2.48
Granted	1,150,000	$0.23
Vested	(1,901,722)	$1.52
Forfeited or expired	(54,250)	$3.41
Outstanding as of December 31, 2012	508,750	$0.66